Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Currency Exchange Rates [Abstract]
Period-end spot rate	7.1586	7.1268	7.2258
Average rate	7.1599	7.1592	6.9415